Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Adjusted PTPP[5] ($ Millions)
					TSR ($)	Peer Group TSR ($)
2024	1,917,602	2,477,339	850,564	1,059,619	130.73	111.03	75.9	97.63
2023	1,630,222	1,443,163	717,296	652,769	94.26	95.12	71.1	102.36
2022	1,842,099	1,743,997	806,222	770,875	107.19	101.92	78.1	107.82
2021	1,648,678	2,090,595	691,258	837,966	119.04	124.84	91.8	87.45
2020	1,712,450	1,259,956	735,255	566,847	79.57	89.37	46.9	89.99

Company Selected Measure Name	pre-tax pre-provision income
Named Executive Officers, Footnote	Jeffrey M. Schweitzer was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020 - 2021	2022 - 2024
Brian J. Richardson	Brian J. Richardson
Michael S. Keim	Michael S. Keim
Megan D. Santana	Megan D. Santana
Duane J. Brobst	Patrick C. McCormick

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index (IXBK), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Corporation and in the NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,917,602	$ 1,630,222	$ 1,842,099	$ 1,648,678	$ 1,712,450
PEO Actually Paid Compensation Amount	$ 2,477,339	1,443,163	1,743,997	2,090,595	1,259,956
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Corporation’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the most recent fiscal year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	1,917,602	(31,445)	(523,915)	17,481	1,097,616	2,477,339
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	807,300	278,784	11,532	1,097,616

Non-PEO NEO Average Total Compensation Amount	$ 850,564	717,296	806,222	691,258	735,255
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,059,619	652,769	770,875	837,966	566,847
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Corporation’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the most recent fiscal year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	850,564	(6,027)	(200,324)	3,297	412,109	1,059,619

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	308,679	102,374	1,056	412,109

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Corporation’s cumulative TSR over the five most recently completed fiscal years, and the NASDAQ Bank Index TSR over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted PTPP during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Corporation’s cumulative TSR over the five most recently completed fiscal years, and the NASDAQ Bank Index TSR over the same period.

Tabular List, Table

Adjusted PTPP
Adjusted PTPP Return on Average Equity
Adjusted Efficiency Ratio
Net Charge-Offs ("NCO") / Average Loans and Leases vs. Peer Group
Non-Performing Assets to Total Assets vs. Peer Group
Adjusted PTPP-NCO Return on Average Assets vs. Peer Group
3-Year Cumulative Adjusted PTPP-NCO Performance

Total Shareholder Return Amount	$ 130.73	94.26	107.19	119.04	79.57
Peer Group Total Shareholder Return Amount	111.03	95.12	101.92	124.84	89.37
Net Income (Loss)	$ 75,900,000	$ 71,100,000	$ 78,100,000	$ 91,800,000	$ 46,900,000
Company Selected Measure Amount	97,630,000	102,360,000	107,820,000	87,450,000	89,990,000
PEO Name	1.Jeffrey M. Schweitzer
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	We determined pre-tax pre-provision income to be the most important financial performance measure used to link Corporation performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. PTPP income is a non-GAAP measure, and is defined as pre-tax income plus provision for credit losses. All financial performance measures are subject to adjustments by the Compensation Committee for items defined in the Compensation Discussion and Analysis section of the proxy statement. For 2024, these adjustments include the impact of the sale of mortgage servicing rights in the first quarter of 2024 and BOLI death benefit claims received.
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted PTPP
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted PTPP Return on Average Equity
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge-Offs ("NCO") / Average Loans and Leases vs. Peer Group
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	Non-Performing Assets to Total Assets vs. Peer Group
PEO | Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted PTPP-NCO Return on Average Assets vs. Peer Group
PEO | Measure:: 7
Pay vs Performance Disclosure
Name	3-Year Cumulative Adjusted PTPP-NCO Performance
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (31,445)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,481
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,097,616
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(523,915)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	807,300
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	278,784
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 11,532
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted PTPP
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted PTPP Return on Average Equity
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge-Offs ("NCO") / Average Loans and Leases vs. Peer Group
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Non-Performing Assets to Total Assets vs. Peer Group
Non-PEO NEO | Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted PTPP-NCO Return on Average Assets vs. Peer Group
Non-PEO NEO | Measure:: 7
Pay vs Performance Disclosure
Name	3-Year Cumulative Adjusted PTPP-NCO Performance
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,027)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,297
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	412,109
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,324)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	308,679
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	102,374
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 1,056